Document And Entity Information	Aug. 16, 2021
Document Information [Line Items]
Entity, Registrant Name	BRIDGELINE DIGITAL, INC.
Document, Type	8-K
Document, Period End Date	Aug. 16, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33567
Entity, Tax Identification Number	52-2263942
Entity, Address, Address Line One	100 Sylvan Road
Entity, Address, Address Line Two	Suite G-700
Entity, Address, City or Town	Woburn
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	376-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLIN
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001378590